INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

18.      INCOME TAXES

The Company is subject to U.S. federal tax rate of 21%. The Company’s subsidiaries in mainland China are subject to an income tax rate of 25%, the subsidiary in Hong Kong is subject to an income tax rate of 8.25%.

For financial reporting purposes, loss before income taxes includes the following components:

(In thousands)	2023	2022	2021
Domestic - United States	$144	$(12,359)	$(32,169)
Foreign - mainland China and Hong Kong	(26,436)	(25,072)	(3,673)
Total	$(26,292)	$(37,431)	$(35,842)

Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2023 and 2022 are as follows:

	December 31,
(In thousands)	2023	2022
Deferred income tax assets:
Net operating loss carryforwards	$42,536	$65,459
Research and development credit carryforwards	2,555	2,931
Intangible assets	6,609	9,492
Share-based compensation	6,593	6,409
Change in fair value of investments	870	1,483
Capitalized R&D amortization	1,773	1,410
Lease liability	586	336
Impairment loss of long-term investments	182	182
Others	254	368
Valuation allowance for deferred income tax assets	(61,281)	(85,505)
	$677	$2,565

Deferred income tax liabilities:
Deferred Royalty Income	—	(2,086)
Right of use asset	(598)	(336)
Others	(79)	(143)
	$(677)	$(2,565)

The Company has U.S. federal and state net operating loss (NOL) carryforwards of $135.9 million at December 31, 2023. Federal and certain state NOLs generated after 2017, have indefinite lives. Certain NOLs generated prior to 2018 begin to expire in years 2023 through 2038. The Company also has mainland China NOLs carryforward of $55.5 million at December 31, 2023 that begin to expire in years 2024 through 2028. The Company also has Hong Kong NOLs carryforward of $1.3 million at December 31, 2023 that have indefinite lives. The Company also has research and experimentation (“R&E”) tax credit carryforwards of $2.6 million as of December 31, 2023 that begin to expire in years 2024 through 2039. Unused R&E tax credit carryforwards expire after a period of 20 years.

Under the provisions of the US Internal Revenue Code, the NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code of 1986, respectively, as well as similar state tax provisions. This could limit the amount of tax attributes that the Company can utilize annually to offset future taxable income or tax liabilities. The amount of the annual limitation, if any, will be determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. For financial reporting purposes, a 100% valuation allowance has been recognized to reduce the net deferred tax assets to zero because it is more likely than not that the Company could not generate sufficient taxable income in the future to realize the benefit of deferred income tax assets.

A reconciliation of the provision for income taxes to the federal statutory rate is as follows:

(In thousands)	2023	2022	2021
Tax benefit at statutory rate of 21%	$(5,521)	$(7,860)	$(7,526)
Attribute expiration	28,281	7,295	10,676
Tax rate differential	(841)	(1,003)	(147)
Change in applicable tax rates (1)	—	—	7,264
Nondeductible expenses	1,469	1,832	1,059
Research and development bonus deduction	(121)	—	—
Tax shortfalls from share options	830	—	—
Others	(314)	(138)	9
Change in valuation allowance (2)	(23,864)	1,854	(11,335)
	$(81)	$1,980	$—

Note (1) Change in applicable tax rates reflects the reduction of the Company’s deferred tax assets related to the change in the Company’s activities in and the tax laws of certain states.

Note (2) Change in valuation allowance is as follows:

(In thousands)	2023	2022	2021
Balance at January 1	$85,505	$83,651	$94,986
Additions (Reversals)	4,417	9,149	(659)
Decrease from attribute expiration	(28,281)	(7,295)	(10,676)
Foreign currency translation adjustment	(360)	—	—
Balance at December 31	$61,281	$85,505	$83,651

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(In thousands)	2023	2022	2021
Unrecognized tax benefits balance at January 1	$997	$1,440	$2,082
Reductions for tax positions of prior periods	(49)	(443)	(642)
Additions for tax positions of current period	—	—	—
Unrecognized tax benefits balance at December 31	$948	$997	$1,440

The Company had $0.9 million of unrecognized tax benefits as of December 31, 2023 related to net R&E tax credit. For the year ended December 31, 2023, there was a net reduction of unrecognized tax benefits of $49,000 related to R&E tax credits. The Company has a full valuation allowance at December 31, 2023 and 2022 against the full amount of its net deferred tax assets and, therefore, there was no impact on the Company’s financial position. The Company does not expect significant changes to the unrecognized benefit. As of December 31, 2023, 2022 and 2021, the Company did not accrue any interest related to uncertain tax positions. To date, there have been no interest or penalties charged to the Company related to income taxes.

The Company and each of its PRC subsidiaries file income tax returns in the United States and the PRC, respectively. Due to the existence of tax attribute carryforwards (which are currently offset by a full valuation allowance), all of the Company’s tax returns since 1999 are open to examination by the taxing authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000 ($15,000). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. In the US, the Company is no longer subject to income tax examinations by authorities for years ended on or before December 31, 2017 except for certain states where the open periods are one year longer.